Income Taxes (Tables)	12 Months Ended
Dec. 31, 2023
Income Tax Disclosure [Abstract]
Schedule of Net Operating Loss Carry Forward	Detail of net operating loss carry forward from Cordyceps Taiwan is as follows:
Year	Amount
2021	63,864
2022	373,686
NOL Total Balance	437,550

Schedule of Reconciliations of the Statutory Income Tax Rate	The reconciliations of the statutory income tax rate and the Company’s effective income tax rate are as follows:
	For the years ended
	December 31,
	2023	2022
Net income before provision for income taxes	$226,444	$(304,982)
Taiwan statutory tax rate	20%	20%
Income tax at statutory tax rate	45,289	-
Income tax expense(benefit)	$(42,221)	$-
Effective tax rates	-19%	0%